UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-2192

The Dreyfus Third Century Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	2/28/2010

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
The Dreyfus Third Century Fund, Inc.
February 28, 2010 (Unaudited)

Common Stocks--98.7%	Shares	Value ($)
Consumer Discretionary--10.1%
Discovery Communications, Cl. C	44,100 a	1,170,414
Gap	180,050	3,871,075
Garmin	65,500 b	2,092,725
Limited Brands	119,200	2,635,512
McDonald's	62,775	4,008,184
Priceline.com	19,025 a	4,314,109
Staples	76,100	1,960,336
TJX	81,725	3,402,212
Weight Watchers International	30,100 b	774,172
		24,228,739
Consumer Staples--14.0%
Bare Escentuals	46,575 a	846,733
Church & Dwight	45,300	3,043,254
Costco Wholesale	77,175	4,705,360
Hansen Natural	49,975 a,b	2,078,960
Kimberly-Clark	64,075	3,891,915
PepsiCo	133,550	8,342,868
Procter & Gamble	107,000	6,770,960
SYSCO	68,025 b	1,965,923
Unilever (NY Shares)	65,850	1,981,427
		33,627,400
Energy--5.9%
Cenovus Energy	44,975	1,101,887
EnCana	44,975	1,474,280
ENSCO International, ADR	51,025	2,253,774
Nexen	100,275	2,256,187
Noble	68,650 a	2,901,149
SEACOR Holdings	28,525 a	2,178,740
Talisman Energy	116,625	2,134,238
		14,300,255

Financial--7.5%
American Express	62,400	2,383,056
Charles Schwab	125,400	2,296,074
Chubb	43,750	2,207,625
Discover Financial Services	227,125	3,100,256
Goldman Sachs Group	13,725	2,145,904
Investment Technology Group	87,300 a	1,485,846
State Street	43,000	1,931,130
Travelers	46,225	2,430,973
		17,980,864
Health Care--17.3%
Allergan	40,100	2,343,043
Amgen	82,025 a	4,643,435
AstraZeneca, ADR	46,025 b	2,030,623
Becton Dickinson & Co.	33,900	2,639,793
Biogen Idec	41,100 a	2,260,911
Genzyme	69,950 a	4,001,140
Gilead Sciences	65,600 a	3,123,216
Humana	45,800 a,b	2,167,714
Johnson & Johnson	118,400	7,459,200
Kinetic Concepts	48,900 a,b	2,049,888
Millipore	25,100 a	2,369,691
Novartis, ADR	24,675	1,365,021
WellPoint	83,200 a	5,147,584
		41,601,259
Industrial--9.6%
3M	51,025	4,089,654
Brink's	44,600	1,136,408
Donaldson	24,725	1,020,153
Dun & Bradstreet	19,925	1,397,938
Emerson Electric	131,075	6,205,091
Equifax	41,575	1,341,209
Fluor	26,650	1,140,620
Ryder System	22,650 b	799,319
United Technologies	86,600	5,945,090
		23,075,482
Information Technology--29.5%

Accenture, Cl. A	92,550	3,699,223
Apple	37,875 a	7,749,982
Avnet	48,700 a	1,344,607
CA	81,900	1,842,750
Cisco Systems	164,975 a	4,013,842
EMC	183,975 a	3,217,723
Google, Cl. A	9,850 a	5,188,980
Intel	66,050	1,356,006
International Business Machines	87,300	11,101,068
Microsoft	348,900	9,999,474
National Semiconductor	115,900	1,678,232
Oracle	226,375	5,580,144
QUALCOMM	111,150	4,078,094
Sybase	48,400 a	2,148,476
Symantec	84,200 a	1,393,510
Texas Instruments	206,800	5,041,784
Western Union	98,675	1,557,092
		70,990,987
Materials--2.9%
Alcoa	180,000	2,394,000
MeadWestvaco	79,300	1,819,142
Schnitzer Steel Industries, Cl. A	32,900	1,502,214
Worthington Industries	76,600	1,213,344
		6,928,700
Utilities--1.9%
FPL Group	27,825 b	1,290,245
Sempra Energy	46,025	2,263,049
WGL Holdings	28,775 b	945,259
		4,498,553
Total Common Stocks
(cost $223,614,861)		237,232,239

Other Investment--.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $154,000)	154,000 [c]	154,000

Investment of Cash Collateral for
Securities Loaned--3.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $7,813,701)	7,813,701 [c]	7,813,701
Total Investments (cost $231,582,562)	102.0%	245,199,940
Liabilities, Less Cash and Receivables	(2.0%)	(4,913,700)
Net Assets	100.0%	240,286,240

ADR - American Depository Receipts

a	Non-income producing security.
b	Security, or portion thereof, on loan. At February 28, 2010, the total market value of the fund's securities on loan is
$7,680,524 and the total market value of the collateral held by the fund is $7,813,701.
c	Investment in affiliated money market mutual fund.

At February 28, 2010, the aggregate cost of investment securities for income tax purposes was $231,582,562. Net unrealized appreciation on investments was $13,617,378 of which $25,142,643 related to appreciated investment securities and $11,525,265 related to depreciated investment securities.

100-743-21

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2010 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	222,634,802	-	-	222,634,802
Equity Securities - Foreign+	14,597,437	-	-	14,597,437
Mutual Funds	7,967,701	-	-	7,967,701

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended February 28, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Third Century Fund, Inc.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	April 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	April 22, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 22, 2010

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)